Accounts Receivable (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
	Mar. 15, 2022 ₨ / shares	Mar. 31, 2022 INR (₨) ₨ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Accounts Receivable (Details) [Line Items]
Assets held for sale		₨ 1	$ 0.0	₨ 162
Unbilled receivables		₨ 5,228		₨ 1,558	$ 68.9
Reduction of quoted tariff rate per unit (in Rupees per share) | ₨ / shares		₨ 2.44
Power purchase agreement rate per unit (in Rupees per share) | ₨ / shares	₨ 5.89	₨ 5.89
Interim rate per unit (in Dollars per share) | $ / shares			$ 2.44
Purchase Agreement [Member]
Accounts Receivable (Details) [Line Items]
Assets held for sale		₨ 3,172	$ 41.8
APERC [Member]
Accounts Receivable (Details) [Line Items]
Interim rate per unit (in Dollars per share) | $ / shares			$ 2.44